Note 9. Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Tables/Schedules
Schedule of Deferred Tax Assets and Liabilities

		September 30, 2015		December 31, 2014
Individual components giving rise to the deferred tax assets are as follows:	$		$
Future tax benefit arising from net operating loss carryovers		398,159		157,172
Less valuation allowance		(398,159)		(157,172)
Net deferred asset		$-		$-

		December 31
		2014		2013
Individual components giving rise to the deferred tax assets are as follows:	$		$
Future tax benefit arising from net operating loss carryovers		157,172		140,068
Less valuation allowance		(157,172)		(140,068)
Net deferred asset		$-		$-